Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill by Reportable Operating Segment
Schedule of Goodwill

€ millions
Historical cost
1/1/2017	23,415
Foreign currency exchange differences	-2,249
Additions from business combinations	205
12/31/2017	21,371
Foreign currency exchange differences	847
Additions from business combinations	1,609
12/31/2018	23,827

Accumulated amortization
1/1/2017	104
Foreign currency exchange differences	-4
12/31/2017	100
Foreign currency exchange differences	2
12/31/2018	102

Carrying amount
12/31/2017	21,271
12/31/2018	23,725

Schedule of Goodwill by Operating Segment

€ millions	Applications,	SAP Business	Customer	Other	Total
	Technology &	Network	Experience
	Services
12/31/2017	14,654	6,617	0	0	21,271
12/31/2018	13,498	6,925	3,293	9	23,725
At the end of 2018, the
Summary of Goodwill Impairment Testing Key Assumptions and Detailed Planning Period

Percent, unless otherwise stated	Applications, Technology & Services		SAP Business Network		Customer Experience
	2018	2017	2018	2017	2018	2017
Budgeted revenue growth (average of the budgeted period)	4.8	4.8	13.8	14.9	32.9	NA
Pre-tax discount rate	11.0	10.6	11.5	11.9	11.7	NA
After-tax discount rate	8.6	8.2	9.0	9.3	9.4	NA
Terminal growth rate	3.0	2.9	3.0	3.0	3.0	NA
Detailed planning period (in years)	5	3	9	9	5	NA

SAP Business Network
Goodwill by Reportable Operating Segment
Summary of Goodwill Impairment Testing Sensitivity to Change in Assumptions

	SAP Business Network
	2018	2017
Budgeted revenue growth (change in pp)	-11.8	-8.6
After-tax discount rate (change in pp)	6.6	4.3
Target operating margin at the end of the budgeted period (change in pp)	-22	-17

Customer Experience
Goodwill by Reportable Operating Segment
Summary of Goodwill Impairment Testing Sensitivity to Change in Assumptions

	Customer Experience
	2018	2017
Budgeted revenue growth (change in pp)	-8.3	NA
Pre-tax discount rate (change in pp)	10.2	NA
Target operating margin at the end of the budgeted period (change in pp)	-28	NA